ACCOUNTING POLICIES, Loan Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2021 Payment
Loan Revenue Recognition [Abstract]
Number of past due days for commercial loan, installment loans and payment plan receivables	90 days
Number of consecutive payments for mortgage loans missed	4